Segmental analysis - Revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Revenue	£ 14,933	£ 15,250	£ 15,035
UK
Disclosure of operating segments [line items]
Revenue	5,045	5,938	6,064
US
Disclosure of operating segments [line items]
Revenue	9,888	9,312	8,971
UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	3,331	4,126	4,410
UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	884	1,082	981
US Regulated
Disclosure of operating segments [line items]
Revenue	9,846	9,272	8,931
NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	872	770	713
Operating Segments And Unallocated Amounts
Disclosure of operating segments [line items]
Revenue	14,969	15,293	15,163
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	3,351	4,154	4,439
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	896	1,091	1,080
Operating segments | US Regulated
Disclosure of operating segments [line items]
Revenue	9,846	9,272	8,931
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	876	776	713
Unallocated amounts | NG Ventures
Disclosure of operating segments [line items]
Revenue	597	593	604
Sales between segments
Disclosure of operating segments [line items]
Revenue	(36)	(43)	(128)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	(20)	(28)	(29)
Sales between segments | UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	(12)	(9)	(99)
Sales between segments | US Regulated
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	£ (4)	£ (6)	£ 0